Income tax - Reconciliation between theoretical and actual income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes
Profit (loss) before tax	₽ 14,365	₽ 11,954	₽ 8,932
(Increase)/decrease resulting from the tax effect of:
Income tax expense for the year	(3,119)	(2,513)	(1,751)
Discontinued operations
Disclosure of income taxes
Profit (loss) before tax	(2,509)	(5,575)	(4,431)
(Increase)/decrease resulting from the tax effect of:
Income tax expense for the year	201	1,021	876
Continuing and discontinued operations
Disclosure of income taxes
Profit (loss) before tax	11,856	6,379	4,501
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(2,043)	(824)	(479)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	216	23	70
Non-deductible expenses	(675)	(387)	(388)
Income tax associated with earnings of foreign subsidiaries	(333)	(202)	(70)
Unrecognized deferred tax assets	(83)	(102)	(8)
Income tax expense for the year	₽ (2,918)	₽ (1,492)	₽ (875)